Property and Equipment	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and Equipment

At June 30, 2012 and December 31, 2011 property and equipment consisted of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Computers and equipment	$19,448	$16,468
Accumulated depreciation	(2,732)	(778)
Balance	$16,716	$12,690

Depreciation expense for three and six months ended June 30, 2012, the three months ended June 30, 2011 and the period from February 7, 2011 to June 30, 2011 was $1,040 ,$1,954, $30 and $30 respectively.

Property and Equipment

At December 31, 2011 property and equipment consisted of the following:

Computer equipment	$13,468
Less accumulated depreciation	(778)

$12,690

Depreciation expense for the period February 7, 2011(Inception) to December 31, 2011 was $778.